Investment Portfolio	as of December 31, 2020 (Unaudited)

DWS Core Equity Fund

	Shares	Value ($)
Common Stocks 99.2%
Communication Services 10.7%
Diversified Telecommunication Services 0.6%
Verizon Communications, Inc.	425,087	24,973,861
Entertainment 4.2%
Activision Blizzard, Inc.	347,555	32,270,482
Netflix, Inc.*	48,124	26,022,090
Roku, Inc.*	231,341	76,809,839
Spotify Technology SA*	117,886	37,094,009
		172,196,420
Interactive Media & Services 4.0%
Alphabet, Inc. "A"*	42,893	75,175,988
Alphabet, Inc. "C"*	50,354	88,214,165
		163,390,153
Wireless Telecommunication Services 1.9%
T-Mobile U.S., Inc.*	598,696	80,734,156
Consumer Discretionary 12.6%
Auto Components 0.4%
Gentex Corp.	482,761	16,380,081
Hotels, Restaurants & Leisure 2.8%
Choice Hotels International, Inc.	239,457	25,557,246
Darden Restaurants, Inc.	128,176	15,268,325
Vail Resorts, Inc.	52,675	14,694,218
Wyndham Hotels & Resorts, Inc.	631,208	37,519,003
Yum China Holdings, Inc.	353,831	20,200,212
		113,239,004
Household Durables 2.4%
D.R. Horton, Inc.	908,430	62,608,996
Newell Brands, Inc.	669,866	14,221,255
PulteGroup, Inc.	477,824	20,603,771
		97,434,022
Internet & Direct Marketing Retail 5.8%
Amazon.com, Inc.*	73,138	238,205,346
Specialty Retail 0.8%
Best Buy Co., Inc.	155,774	15,544,687
Carvana Co.* (a)	79,099	18,947,375
		34,492,062
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc. "B"	119,702	16,934,242
Consumer Staples 5.8%
Beverages 2.6%
Coca-Cola Co.	639,113	35,048,957
PepsiCo, Inc.	487,799	72,340,592
		107,389,549
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	134,386	50,633,957
Kroger Co.	529,138	16,805,423
Walmart, Inc.	182,489	26,305,789
		93,745,169
Personal Products 0.3%
Estee Lauder Companies, Inc. "A"	43,139	11,483,170
Tobacco 0.6%
Altria Group, Inc.	612,999	25,132,959
Energy 2.4%
Energy Equipment & Services 0.7%
Baker Hughes Co.	632,725	13,192,316
Nov, Inc.	1,072,201	14,721,320
		27,913,636
Oil, Gas & Consumable Fuels 1.7%
Devon Energy Corp.	952,938	15,065,950
Hess Corp.	362,788	19,151,578
Marathon Petroleum Corp.	901,997	37,306,596
		71,524,124
Financials 9.8%
Banks 3.3%
Bank of America Corp.	1,023,642	31,026,589
JPMorgan Chase & Co.	607,041	77,136,700
Wells Fargo & Co.	827,282	24,967,371
		133,130,660
Capital Markets 4.1%
Ameriprise Financial, Inc.	222,725	43,282,149
Carlyle Group, Inc.	713,960	22,446,902
Intercontinental Exchange, Inc.	96,086	11,077,755
MSCI, Inc.	111,296	49,697,003
T. Rowe Price Group, Inc.	94,902	14,367,214
The Goldman Sachs Group, Inc.	69,381	18,296,464
Tradeweb Markets, Inc. "A"	166,103	10,373,132
		169,540,619
Insurance 2.4%
Arthur J. Gallagher & Co.	241,214	29,840,584
Everest Re Group Ltd.	67,234	15,738,807
MetLife, Inc.	796,224	37,382,717
Progressive Corp.	166,096	16,423,572
		99,385,680
Health Care 14.1%
Biotechnology 3.3%
AbbVie, Inc.	153,467	16,443,989
Alexion Pharmaceuticals, Inc.*	132,719	20,736,016
Amgen, Inc.	369,077	84,858,184
Biogen, Inc.*	63,858	15,636,270
		137,674,459
Health Care Providers & Services 6.5%
Anthem, Inc.	148,485	47,677,049
Centene Corp.*	763,639	45,841,249
DaVita, Inc.*	462,078	54,247,957
Guardant Health, Inc.*	270,978	34,923,645
HCA Healthcare, Inc.	330,535	54,359,786
Molina Healthcare, Inc.*	92,782	19,732,876
Premier, Inc. "A"	303,084	10,638,248
		267,420,810
Pharmaceuticals 4.3%
Bristol-Myers Squibb Co.	573,364	35,565,769
Johnson & Johnson	121,477	19,118,050
Merck & Co., Inc.	607,845	49,721,721
Pfizer, Inc.	1,146,927	42,218,383
Viatris, Inc.*	732,883	13,734,228
Zoetis, Inc.	90,284	14,942,002
		175,300,153
Industrials 8.8%
Aerospace & Defense 2.2%
Howmet Aerospace, Inc.	766,446	21,874,369
L3Harris Technologies, Inc.	130,333	24,635,544
Lockheed Martin Corp.	121,324	43,067,593
		89,577,506
Building Products 0.8%
Owens Corning	449,049	34,019,952
Commercial Services & Supplies 1.7%
Republic Services, Inc.	107,758	10,377,096
Waste Management, Inc.	505,427	59,605,006
		69,982,102
Industrial Conglomerates 0.3%
Honeywell International, Inc.	58,901	12,528,243
Machinery 2.0%
AGCO Corp.	126,603	13,051,503
Allison Transmission Holdings, Inc.	242,685	10,467,004
Cummins, Inc.	48,806	11,083,843
Ingersoll Rand, Inc.*	327,370	14,914,977
Parker-Hannifin Corp.	122,323	33,322,009
		82,839,336
Professional Services 0.6%
Equifax, Inc.	120,904	23,315,127
Road & Rail 1.2%
Norfolk Southern Corp.	93,223	22,150,717
Union Pacific Corp.	141,082	29,376,094
		51,526,811
Information Technology 27.3%
IT Services 3.6%
DXC Technology Co.	619,493	15,951,945
Gartner, Inc.*	111,515	17,863,588
Visa, Inc. "A" (a)	532,016	116,367,859
		150,183,392
Semiconductors & Semiconductor Equipment 4.9%
Intel Corp.	823,097	41,006,693
NVIDIA Corp.	44,291	23,128,760
QUALCOMM, Inc.	515,468	78,526,395
Teradyne, Inc.	490,026	58,749,217
		201,411,065
Software 10.9%
ANSYS, Inc.*	33,145	12,058,151
Cadence Design Systems, Inc.*	89,494	12,209,666
Citrix Systems, Inc.	74,357	9,673,846
Intuit, Inc.	28,861	10,962,851
Microsoft Corp.	1,205,740	268,180,691
Oracle Corp.	1,187,935	76,847,515
salesforce.com, Inc.*	110,034	24,485,866
Splunk, Inc.* (a)	128,071	21,757,982
Synopsys, Inc.*	44,852	11,627,433
		447,804,001
Technology Hardware, Storage & Peripherals 7.9%
Apple, Inc.	2,461,514	326,618,293
Materials 2.5%
Chemicals 1.3%
Air Products & Chemicals, Inc.	64,180	17,535,260
DuPont de Nemours, Inc.	229,978	16,353,735
Westlake Chemical Corp.	242,990	19,827,984
		53,716,979
Containers & Packaging 0.5%
International Paper Co.	216,422	10,760,502
Sonoco Products Co.	162,229	9,612,068
		20,372,570
Metals & Mining 0.7%
Arconic Corp.*	956,020	28,489,396
Real Estate 2.7%
Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.	152,330	24,438,302
Digital Realty Trust, Inc.	90,484	12,623,423
Iron Mountain, Inc. (a)	1,188,065	35,024,156
Prologis, Inc.	387,655	38,633,697
		110,719,578
Utilities 2.5%
Gas Utilities 0.3%
UGI Corp.	361,032	12,621,678
Multi-Utilities 1.4%
Dominion Energy, Inc	242,338	18,223,818
Public Service Enterprise Group, Inc.	310,249	18,087,517
WEC Energy Group, Inc.	216,281	19,904,340
		56,215,675
Water Utilities 0.8%
American Water Works Co., Inc.	231,851	35,582,173
Total Common Stocks (Cost $2,553,821,299)		4,085,144,212
Securities Lending Collateral 4.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.03% (b) (c) (Cost $168,060,907)	168,060,907	168,060,907
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 0.08% (b) (Cost $35,276,961)	35,276,961	35,276,961
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,757,159,167)	104.2	4,288,482,080
Other Assets and Liabilities, Net	(4.2)	(171,236,116)
Net Assets	100.0	4,117,245,964

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended December 31, 2020 are as follows:

Value ($) at 9/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 12/31/2020	Value ($) at 12/31/2020
Securities Lending Collateral 4.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.03% (b) (c)
141,937,285	26,123,622 (d)	—	—	—	14,069	—	168,060,907	168,060,907
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 0.08% (b)
45,533,549	87,349,329	97,605,917	—	—	6,449	—	35,276,961	35,276,961
187,470,834	113,472,951	97,605,917	—	—	20,518	—	203,337,868	203,337,868

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2020 amounted to $164,459,218, which is 4.0% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2020.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$4,085,144,212	$—	$—	$4,085,144,212
Short-Term Investments (e)	203,337,868	—	—	203,337,868
Total	$4,288,482,080	$—	$—	$4,288,482,080

(e)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS

To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.

CLOSED-END FUNDS

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DCEF-PH1

R-080548-1 (1/23)